Note 1 - Overview (Details) (USD $)	1 Months Ended	12 Months Ended	0 Months Ended
	Jun. 17, 2013	Dec. 31, 2014	Jun. 30, 2013	Dec. 31, 2013	Mar. 07, 2011
Note 1 - Overview (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.01	0.01	$ 0.01	$ 1
Percent of Shares Issued Against Shares Outstanding					82.00%
Common Stock, Shares Authorized (in Shares)		300,000,000		300,000,000
Preferred Stock, Shares Authorized (in Shares)		100,000,000		100,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.01		$ 0.01
Power Purchase Agreements, Contractual Term	20 years
Power Purchase Agreements Remaining Contractual Term	10 years	10 years
Retained Earnings (Accumulated Deficit) (in Dollars)		$ (10,482,079)		$ (7,102,188)
Single-Merchant [Member] | Power Purchase Agreements [Member] | Power Generation Revenue [Member] | Product Concentration Risk [Member]
Note 1 - Overview (Details) [Line Items]
Concentration Risk, Percentage		3.00%
Single-Merchant [Member] | Power Purchase Agreements [Member]
Note 1 - Overview (Details) [Line Items]
Average Market Price, Discount		10.00%
Power Purchase Agreements [Member] | Power Generation Revenue [Member] | Product Concentration Risk [Member]
Note 1 - Overview (Details) [Line Items]
Concentration Risk, Percentage			96.00%
Power Generation Revenues In 2017 Through 2021 [Member] | Power Generation Revenue [Member] | Product Concentration Risk [Member]
Note 1 - Overview (Details) [Line Items]
Concentration Risk, Percentage		96.00%
Index-priced PPA [Member]
Note 1 - Overview (Details) [Line Items]
Sale Price, Power Generated, Per Unit (in Dollars per Item)	0.12	0.12
GSA-1 Scheduled Rate [Member]
Note 1 - Overview (Details) [Line Items]
Sale Price, Power Generated, Per Unit (in Dollars per Item)	0.10	0.10
Minimum [Member]
Note 1 - Overview (Details) [Line Items]
Power Purchase Agreements, Contractual Term		10 years
Maximum [Member]
Note 1 - Overview (Details) [Line Items]
Power Purchase Agreements, Contractual Term		20 years